General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Accounting Policies [Abstract]
Ownership percentage outstanding				40.00%
Net cash (used) in operating activities	$ (1,979,138)	$ (2,592,047)	$ (2,169,889)
Net losses	3,953,005	1,972,558	$ 2,843,905
Accumulated deficit	$ (21,011,763)	$ (17,058,758)